JPMorgan Tax Aware Real Return Fund Expense Example - R6 Shares [Member] - JPMorgan Tax Aware Real Return Fund - Class R6	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	147
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	$ 625